RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 588,377	$ 295,481
Arnold Kondrat [Member]
Related Party Transaction [Line Items]
Due to related parties	359,938	258,032
Loncor Gold Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 228,439	$ 37,449